Condensed Consolidated Statement of Income (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Condensed Consolidating Statement of Income
Net sales	$ 1,136,352	$ 850,002	$ 3,068,613	$ 2,475,446
Costs and expenses:
Cost of sales	739,626	560,217	2,013,615	1,653,427
Product development, selling and administrative expenses	165,325	118,262	438,985	354,547
Other income	(4,591)	(903)	(7,839)	(3,054)
Operating income (loss)	235,992	172,426	623,852	470,526
Interest income	3,438	3,508	11,595	9,272
Interest expense	(9,470)	(7,447)	(25,195)	(22,137)
Reorganization items	0	(145)	(35)	(740)
Income before income taxes	229,960	168,342	610,217	456,921
Provision for income taxes	58,155	49,839	174,208	141,760
Income from continuing operations	171,805	118,503	436,009	315,161
Income from discontinued operations, net of income taxes	1,300	0	1,300	0
Net income	$ 173,105	$ 118,503	$ 437,309	$ 315,161
Basic earnings per share:
Continuing operations (in dollars per share)	$ 1.63	$ 1.15	$ 4.16	$ 3.06
Discontinued operation (in dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0
Net Income (in dollars per share)	$ 1.64	$ 1.15	$ 4.17	$ 3.06
Diluted earnings per share:
Continuing operations (in dollars per share)	$ 1.61	$ 1.13	$ 4.09	$ 3.01
Discontinued operation (in dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0
Net Income (in dollars per share)	$ 1.62	$ 1.13	$ 4.10	$ 3.01
Dividends per share (in dollars per share)	$ 0.175	$ 0.175	$ 0.525	$ 0.525
Weighted average shares outstanding:
Basic (in shares)	105,204	103,333	104,803	103,084
Diluted (in shares)	106,735	104,964	106,475	104,732